As filed with the Securities and Exchange Commission on March 11, 2026

File No. 333-264435

File No. 811-23794

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

☑ REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐ Pre-Effective Amendment No. ___

☑       Post-Effective Amendment No. _14__

and/or

☑       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

☑       Amendment No. __15_

THOR FINANCIAL TECHNOLOGIES TRUST
(Exact Name of Registrant as Specified in Charter)

327 W. Pittsburgh Street
Greensburg, PA 15601

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (412) 860-6078

THE CORPORATION TRUST COMPANY
Corporation Trust Center, 1209 Orange St.

Wilmington, DE 19801
(Name and address of agent for service)

Copies of communications to:

JoAnn M. Strasser, Esq.

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio 43215

614-469-3265 (phone)

513-241-4771 (fax)

Approximate date of proposed public offering:

It is proposed that this filing will become effective:

☐ Immediately upon filing pursuant to paragraph (b)

☒ On March 19, 2026 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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The sole purpose of this filing is to delay the effectiveness of the Trust’s Post-Effective Amendment No. 7 to its Registration Statement until March 19, 2026. Post-Effective Amendment No. 7 to the Trust’s Registration Statement relates to THOR AdaptiveRisk Dynamic ETF. Parts A, B and C of Registrant’s Post-Effective Amendment No. 7 under the Securities Act of 1933 and Amendment No. 8 under the Investment Company Act of 1940, filed on November 24, 2025, are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the city of Columbus, and State of Ohio, on the 11th day of March, 2026.

THOR Financial Technologies Trust

*By: Bradley Roth

       President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities indicated on the 11th day of March, 2026.

Bradley Roth, Trustee, President (Principal Executive Officer)*

John Cooper, Trustee*

Rasheed Hammouda, Trustee*

Akhil Lodha, Trustee*

Kylee Wiggs, Treasurer (Principal Financial Officer)*

*By: /s/ JoAnn M. Strasser

Name: JoAnn M. Strasser

Title: Attorney-in-fact

Date: March 11, 2026

* Attorney-in-Fact – Pursuant to Powers of Attorney as previously filed on August 31, 2022.

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